Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies:

(a) Long-term leases:

The Partnership employs its vessels under time charter contracts. Certain of its time charters provide for variable lease payments, escalating lease payments, charterers’ options to extend the lease terms, termination clauses and charterers’ options to purchase the underlying assets. The Partnership, in order to calculate future minimum contracted lease payments, has assessed all the relevant factors that create an economic incentive for the lessee to be reasonably certain to exercise lease renewal, termination or purchase options.

7. Commitments and Contingencies (continued):

As at December 31, 2021, one of the Partnership’s time charters contain escalating lease payments and two of its time charters contain both fixed lease and variable lease payments. The variable lease payments relate to services and executory costs (the “Opex Lease Element”). The Opex Lease Element is determined on a cost pass through basis on the vessel’s actual operating expenses for each applicable year. Under time charters, the vessels are employed for a specific period of time in accordance with the terms of each agreement. Normally, the charterer has the option to redeliver the vessel to the owner in a period that varies a few days more or less from the contractual termination date. For certain of its time charters, the Partnership has provided to its charterers, the option to extend the lease term for additional periods under the same or different terms. The options are exercised close to the original termination dates.

Specifically, as at December 31, 2021 under two of its time charters, the charterer has the option to extend the original lease term by three consecutive periods of five years, the first declared at the original termination date and each of the two remaining at or close to the termination of each option period. Certain time charters are subject to the satisfaction of important conditions, which, if not satisfied, or waived by the charterer, may result in their cancellation or amendment and in such case the Partnership may not receive the contracted revenues thereunder.

The Partnership assessed the respective termination clauses and concluded that the lease term is not affected. In addition, under certain time charters and, upon certain circumstances triggering a sanctions event, as defined therein, the charterers have the option to purchase the vessels unless the Partnership can remediate such event.

The Partnership’s maturity analysis of future minimum contracted lease payments (excluding variable lease payments) under its non-cancelable long-term time charter contracts, as of December 31, 2021, gross of brokerage commissions, without taking into consideration any assumed off-hire days (including those arising out of periodical class survey requirements), is as analyzed below:

Year ending December 31,	Amount
2022	125,359
2023	119,046
2024	103,935
2025	103,478
2026	90,580
2027 and thereafter	356,483
Total	$898,881

(b) Legal Proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities which should be disclosed (other than that referred below) or for which a provision should be established in the accompanying consolidated financial statements. The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is then able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Partnership is covered in the event of any liabilities associated with the individual vessels’ actions up to the maximum limits as provided for by the Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

7. Commitments and Contingencies (continued):

On May 16, 2019, a purported stockholder of the Partnership filed a putative class action lawsuit against the Partnership and certain related entities and individual officers and directors of the Partnership in the United States District Court for the Southern District of New York (Case No.19- cv-04512). The complaint purported to be brought on behalf of shareholders who purchased the common stock of the Partnership between February 16, 2018 and March 21, 2019. The Complaint generally alleged that the defendants violated Sections 10(b) and/or 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder by making allegedly false and/or misleading statements regarding, among other matters, new charter agreements that the Partnership entered into with various energy companies and the Partnership’s expectations about its ability to sustain its quarterly distribution.

On August 19, 2019, the Court appointed a group of shareholders as Lead Plaintiffs in the action, who filed an amended complaint on September 26, 2019. The amended complaint made allegations similar to those in the original complaint, extended the class period (December 21, 2017 through March 21, 2019), added as defendants three additional directors of the Partnership and the underwriters of the Partnership’s Series B Preferred Units Offering, and asserted new claims under Section 20A of the Securities Exchange Act of 1934 on behalf of plaintiffs who acquired Partnership securities or sold put options contemporaneously with the Series B Preferred Units Offering, and under Sections 11, 12(a)(2) and 15 of the Securities Act of 1933 based on allegedly false and/or misleading statements in the offering documents for the Series B Preferred Units Offering.

On May 21, 2021, the parties executed a settlement agreement which was finally approved by the Court by order dated November 5, 2021. In July 2021, the settlement was covered in full by the Partnership’s directors’ and officers’ insurance. The Partnership, related entity defendants, and individual defendants continue to believe that the claims asserted against them in the litigation were without merit and the Partnership had not conceded or admitted any wrongdoing or liability, and was not conceding any wrongdoing or liability in agreeing to settle the litigation.

(c) Technical and Commercial Management Agreement:

As further disclosed in Note 3, the Partnership has contracted with Dynagas Ltd. for the provision of commercial, administrative and technical management of its vessels pursuant to the Master Agreement.

a)	For the commercial services provided under the Master Agreement, the Partnership pays a commission of 1.25% over the charter-hire revenues arranged by the Manager, which will survive the termination of the agreement until the termination of each charter party in force at such time. The estimated commission payable to the Manager over the minimum contractual charter revenues, discussed under (a) above, is $11,236.
b)	Management fees for the period from January 1, 2021 to the date of the expiration of the agreements on December 31, 2030, adjusted for the 3% annual inflation in accordance with the terms of the Management Agreements, are estimated to amount to $63,057.